Hedge Accounting - Schedule of the Effect of Hedge Accounting on the Financial Position and Performance (Parenthetical) (Detail) - BRL (R$)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Nominal Value	R$ 215,277,000,000	R$ 116,430,000,000
Hedged Instrumnets Impacted By Change In Interest Rates [Member]
Disclosure of detailed information about hedges [line items]
Nominal Value	R$ 4,915,000,000